SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Revenue recognition
Revenue	$ 225,931,095	$ 177,519,672	$ 110,588,299
Educational programs and services
Revenue recognition
Revenue	218,006,411	171,331,866	108,341,605
Small-class courses
Revenue recognition
Number of classes per course to be eligible for refund of course fees	7
Threshold percentage of course delivered for refund of course fees	66.67%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Amount of course fees that would be refunded after commencement of courses with less than seven classes	0
Preschool courses
Revenue recognition
Threshold percentage of course delivered for refund of course fees	33.33%
Amount of course fees that would be refunded after specified percentage of course delivered	0
Percentage of course fees that would be refunded	60.00%
Online education services
Revenue recognition
Revenue	6,962,012	5,736,664	1,967,882
Online education services | Minimum
Revenue recognition
Course offer period	1 month
Online education services | Maximum
Revenue recognition
Course offer period	6 months
Educational materials and others
Revenue recognition
Revenue	$ 962,672	$ 451,142	$ 278,812